Shareholder Report, Holdings (Details) - C000028818	Oct. 31, 2025
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.00%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
H42097107 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	90.70%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%